Other Income and Expenses, Net - Other Income and Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	$ 95	$ 91	$ 109
Research and Development Funding [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	57	102	128
Phase-out and Start-up Costs [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	(4)		(8)
Exchange Gain, Net [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	8	5	8
Patent Costs [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	(40)	(20)	(28)
Gain on Sale of Businesses and Non-current Assets [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	83	9	15
Other, Net [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	$ (9)	$ (5)	$ (6)